Quarterly Report
March 31, 2019
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 2.1%
Harris Corp.	12,202	$1,948,781
L3 Technologies, Inc.	11,178	2,306,804
Leidos Holdings, Inc.	30,922	1,981,791
		$6,237,376
Airlines – 1.2%
Alaska Air Group, Inc.	17,920	$1,005,670
Delta Air Lines, Inc.	49,532	2,558,328
		$3,563,998
Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	20,300	$1,210,895
Apparel Manufacturers – 1.1%
Hanesbrands, Inc.	56,919	$1,017,712
Levi Strauss & Co., “A” (a)	20,058	472,366
PVH Corp.	14,697	1,792,299
		$3,282,377
Automotive – 1.4%
Harley-Davidson, Inc.	36,555	$1,303,552
Lear Corp.	11,296	1,532,980
LKQ Corp. (a)	51,411	1,459,044
		$4,295,576
Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	65,418	$1,374,432
Brokerage & Asset Managers – 4.1%
Apollo Global Management LLC, “A”	69,140	$1,953,205
Invesco Ltd.	88,290	1,704,880
NASDAQ, Inc.	44,390	3,883,681
Raymond James Financial, Inc.	28,749	2,311,707
TD Ameritrade Holding Corp.	48,802	2,439,612
		$12,293,085
Business Services – 3.9%
Amdocs Ltd.	47,332	$2,561,135
DXC Technology Co.	18,242	1,173,143
Fidelity National Information Services, Inc.	13,812	1,562,137
First Data Corp. (a)	121,121	3,181,849
Global Payments, Inc.	23,485	3,206,172
		$11,684,436
Cable TV – 0.4%
Altice USA, Inc.	62,444	$1,341,297
Chemicals – 3.2%
Celanese Corp.	18,156	$1,790,363
Eastman Chemical Co.	34,519	2,619,302
FMC Corp.	31,738	2,438,113
PPG Industries, Inc.	22,438	2,532,577
		$9,380,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.3%
NCR Corp. (a)	53,582	$1,462,253
NICE Systems Ltd., ADR (a)	20,449	2,505,207
Verint Systems, Inc. (a)	21,402	1,281,124
Zebra Technologies Corp., “A” (a)	6,890	1,443,661
		$6,692,245
Construction – 4.5%
Mid-America Apartment Communities, Inc., REIT	24,007	$2,624,685
Mohawk Industries, Inc. (a)	9,267	1,169,032
Owens Corning	40,123	1,890,596
Stanley Black & Decker, Inc.	24,896	3,390,088
Toll Brothers, Inc.	60,531	2,191,222
Vulcan Materials Co.	17,664	2,091,418
		$13,357,041
Consumer Products – 0.4%
Newell Brands, Inc.	74,223	$1,138,581
Containers – 2.5%
Berry Global Group, Inc. (a)	38,856	$2,093,173
Graphic Packaging Holding Co.	157,386	1,987,785
Sealed Air Corp.	38,657	1,780,541
WestRock Co.	40,180	1,540,903
		$7,402,402
Electrical Equipment – 2.2%
HD Supply Holdings, Inc. (a)	71,750	$3,110,362
Sensata Technologies Holding PLC (a)	39,767	1,790,310
TE Connectivity Ltd.	19,674	1,588,676
		$6,489,348
Electronics – 3.8%
Analog Devices, Inc.	29,123	$3,065,778
IPG Photonics Corp. (a)	6,437	977,008
Keysight Technologies, Inc. (a)	34,653	3,021,741
Marvell Technology Group Ltd.	98,312	1,955,426
Maxim Integrated Products, Inc.	41,451	2,203,950
		$11,223,903
Energy - Independent – 4.3%
Cabot Oil & Gas Corp.	89,072	$2,324,779
Concho Resources, Inc.	8,605	954,811
Hess Corp.	36,084	2,173,339
Marathon Petroleum Corp.	37,754	2,259,577
Pioneer Natural Resources Co.	20,934	3,187,830
WPX Energy, Inc. (a)	142,884	1,873,209
		$12,773,545
Engineering - Construction – 0.8%
KBR, Inc.	127,570	$2,435,311
Food & Beverages – 4.6%
Archer Daniels Midland Co.	55,863	$2,409,371
Coca-Cola European Partners PLC	41,545	2,149,538
Ingredion, Inc.	18,091	1,713,037
J.M. Smucker Co.	16,703	1,945,900
Kellogg Co.	21,579	1,238,203
Post Holdings, Inc. (a)	10,097	1,104,612
Sanderson Farms, Inc.	15,794	2,082,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
TreeHouse Foods, Inc. (a)	13,948	$900,343
		$13,543,285
Furniture & Appliances – 0.7%
Whirlpool Corp.	15,131	$2,010,759
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	16,747	$2,094,882
Royal Caribbean Cruises Ltd.	16,653	1,908,767
		$4,003,649
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	18,460	$1,939,039
Insurance – 7.3%
Aon PLC	16,012	$2,733,249
Arthur J. Gallagher & Co.	34,561	2,699,214
Assurant, Inc.	23,714	2,250,696
Athene Holding Ltd. (a)	44,788	1,827,350
Everest Re Group Ltd.	11,653	2,516,582
Hanover Insurance Group, Inc.	17,354	1,981,306
Hartford Financial Services Group, Inc.	84,649	4,208,748
Lincoln National Corp.	37,556	2,204,537
Unum Group	40,758	1,378,843
		$21,800,525
Leisure & Toys – 1.1%
Brunswick Corp.	36,787	$1,851,490
Electronic Arts, Inc. (a)	14,646	1,488,473
		$3,339,963
Machinery & Tools – 3.2%
AGCO Corp.	32,640	$2,270,112
Eaton Corp. PLC	34,340	2,766,430
Gates Industrial Corp. PLC (a)	53,533	767,663
ITT, Inc.	36,741	2,130,978
Regal Beloit Corp.	20,989	1,718,370
		$9,653,553
Major Banks – 2.9%
Comerica, Inc.	35,017	$2,567,446
Huntington Bancshares, Inc.	232,293	2,945,475
KeyCorp	192,802	3,036,632
		$8,549,553
Medical & Health Technology & Services – 3.2%
AmerisourceBergen Corp.	25,172	$2,001,678
Premier, Inc., “A” (a)	53,939	1,860,356
Quest Diagnostics, Inc.	30,996	2,787,160
Universal Health Services, Inc.	21,325	2,852,645
		$9,501,839
Medical Equipment – 2.1%
PerkinElmer, Inc.	20,781	$2,002,457
STERIS PLC	6,741	863,050
Zimmer Biomet Holdings, Inc.	25,695	3,281,252
		$6,146,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.8%
NiSource, Inc.	65,784	$1,885,369
Sempra Energy	18,861	2,373,846
South Jersey Industries, Inc.	30,229	969,444
		$5,228,659
Natural Gas - Pipeline – 1.2%
Equitrans Midstream Corp.	47,604	$1,036,815
Plains GP Holdings LP	106,572	2,655,774
		$3,692,589
Network & Telecom – 0.8%
Motorola Solutions, Inc.	17,160	$2,409,607
Oil Services – 1.3%
Forum Energy Technologies, Inc. (a)	10,237	$52,311
Frank's International N.V. (a)	148,425	921,719
NOW, Inc. (a)	76,280	1,064,869
Oil States International, Inc. (a)	43,281	734,046
Patterson-UTI Energy, Inc.	72,329	1,014,053
		$3,786,998
Other Banks & Diversified Financials – 5.7%
Discover Financial Services	38,617	$2,747,986
Element Fleet Management Corp.	147,125	930,300
M&T Bank Corp.	14,778	2,320,442
Northern Trust Corp.	29,016	2,623,336
Signature Bank	24,535	3,142,197
SunTrust Banks, Inc.	51,709	3,063,758
Wintrust Financial Corp.	29,333	1,974,991
		$16,803,010
Pharmaceuticals – 1.0%
Elanco Animal Health, Inc. (a)	50,190	$1,609,594
Mylan N.V. (a)	50,392	1,428,109
		$3,037,703
Railroad & Shipping – 0.9%
Kansas City Southern Co.	22,593	$2,620,336
Real Estate – 6.9%
Annaly Mortgage Management, Inc., REIT	106,523	$1,064,165
Brixmor Property Group Inc., REIT	117,807	2,164,115
EPR Properties, REIT	32,004	2,461,108
Life Storage, Inc., REIT	34,722	3,377,409
Medical Properties Trust, Inc., REIT	160,985	2,979,832
Spirit Realty Capital, Inc., REIT	35,642	1,416,057
Sun Communities, Inc., REIT	21,466	2,544,150
VICI Properties, Inc., REIT	76,672	1,677,583
W.P. Carey, Inc., REIT	36,586	2,865,781
		$20,550,200
Restaurants – 1.0%
Aramark	54,772	$1,618,513
Wendy's Co.	71,591	1,280,763
		$2,899,276

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.8%
Axalta Coating Systems Ltd. (a)	86,609	$2,183,413
RPM International, Inc.	24,833	1,441,307
Univar, Inc. (a)	81,115	1,797,509
		$5,422,229
Specialty Stores – 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	30,024	$822,658
L Brands, Inc.	44,409	1,224,800
Michaels Co., Inc. (a)	56,090	640,548
Tractor Supply Co.	14,218	1,389,952
Urban Outfitters, Inc. (a)	24,785	734,627
		$4,812,585
Utilities - Electric Power – 8.1%
AES Corp.	120,340	$2,175,747
CenterPoint Energy, Inc.	78,275	2,403,043
CMS Energy Corp.	54,917	3,050,090
Eversource Energy	40,639	2,883,337
FirstEnergy Corp.	46,486	1,934,282
Pinnacle West Capital Corp.	33,110	3,164,654
Public Service Enterprise Group, Inc.	58,242	3,460,157
Southern Co.	51,219	2,646,998
WEC Energy Group, Inc.	30,350	2,400,078
		$24,118,386
Total Common Stocks		$292,046,705
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.48% (v)	1,552,788	$1,552,788

Other Assets, Less Liabilities – 1.2%		3,473,224
Net Assets – 100.0%		$297,072,717
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,552,788 and $292,046,705, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$292,046,705	$—	$—	$292,046,705
Mutual Funds	1,552,788	—	—	1,552,788
Total	$293,599,493	$—	$—	$293,599,493
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,541,693	13,478,795	(16,467,700)	1,552,788
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(180)	$165	$—	$25,031	$1,552,788